OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Mark-to-market swaps valuation:
Operating lease, liability, current, statement of financial position [Extensible List]	Other current liabilities	Other current liabilities
Deferred operating lease and advance charter hire revenue	$ 23,645	$ 15,588
Unfavorable contract liabilities	16,998	20,610
Current portion of operating lease liability	1,112	511
Debt guarantee liabilities	761	944
Other payables	205	5,009
Nonrelated Party
Mark-to-market swaps valuation:
Other current liabilities	43,654	43,047
Hygo Energy Transition Ltd
Mark-to-market swaps valuation:
Accounts payable		4,900
Interest rate swap
Mark-to-market swaps valuation:
Market-to-market liability on interest rate swaps	$ 933	$ 385